Provisions - Maturity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total provisions
Current provision	$ 722	$ 768	$ 976
Non current provision	896	956	584
Total	1,618	1,724	1,560	$ 1,564
Charge for year	1,484	872	276
Restructuring provisions [Member]
Total provisions
Total	165	212	214	241
Charge for year	227	238	116
Environmental
Total provisions
Total	131	90	100	96
Charge for year	61	23	34
Employee benefits
Total provisions
Total	143	195	128	130
Charge for year	1	46	15
Legal
Total provisions
Total	161	239	348	642
Charge for year	830	109	16
Other provisions.
Total provisions
Total	1,018	988	770	$ 455
Charge for year	365	456	95
Third-party liabilities and other risks
Total provisions
Total	165	185	$ 258
Post Alexion Acquisition Group Review restructuring programme
Total provisions
Non current provision	95	158
Total	143	243
Charge for year	$ 12	$ 243